PERSONNEL EXPENSES (Schedule of Personnel Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Wages and salaries	$ 25,885	$ 26,475	$ 26,316
Social welfare costs	2,538	2,585	2,424
Pension costs	503	490	459
Tax settlement	5,094
Share-based payments	758	1,369	928
PERSONNEL EXPENSES	$ 34,778	$ 30,919	$ 30,127